ORGANIZATION AND BUSINESS BACKGROUND	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS BACKGROUND

1. ORGANIZATION AND BUSINESS BACKGROUND

Meiwu Technology Company Limited (“Meiwu” or the “Company”), formerly known as Wunong Net Technology Co., Ltd is a holding company incorporated under the laws of British Virgin Islands on December 4, 2018. The Company, its subsidiaries and the former consolidated variable interest entity (the “former VIE”) are principally engaged in the provision of skin care products selling, skin care training services and operates an electronic online platform designed to provide primarily Clean Food to customers in the People’s Republic of China (the “PRC”).

On February 15, 2019, the Company acquired all shares of Shenzhen Vande Technology Co., Limited (“Vande”) pursuant to the Instrument of Transfer, Sold Note and Bought Note recorded with Registrar of Companies in Hong Kong Special Administration Region (SAR).

Vande, incorporated on April 6, 2017 in Hong Kong, incorporated Guo Gang Tong (“WFOE”) in the People’s Republic of China with a registered capital of RMB 5,000,000 on December 28, 2018.

On March 2, 2019, WFOE entered into a series of contractual agreements with Meiwu Shenzhen, a company incorporated in the People’s Republic of China on June 16, 2015 with a registered capital of RMB 5,000,000. These agreements include an Exclusive Technology Consulting Services Agreement, an Equity Interest Pledge Agreement, an Exclusive Purchase Rights Agreement, and a Proxy Agreement, and allow us to:

●	exercise effective control over Meiwu Shenzhen;
●	receive substantially all of the economic benefits of Meiwu Shenzhen; and
●	have an exclusive option to purchase all or part of the equity interests in Meiwu Shenzhen when and to the extent permitted by PRC law.

As a result of these contractual arrangements, we have become the primary beneficiary of Meiwu Shenzhen, and we treat Meiwu Shenzhen as a Variable Interest Entity (“VIE”) in accordance with the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”, because the equity investments in Meiwu Shenzhen no longer have the characteristics of a controlling financial interest, and the Company, through WFOE, is the primary beneficiary of Meiwu Shenzhen. Accordingly, Meiwu Shenzhen has been consolidated.

Since Meiwu Technology Company Limited and its subsidiaries are effectively controlled by the same controlling shareholders before and after the Reorganization, they are considered to be under common control. The above-mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS BACKGROUND (CONTINUED)

On September 29, 2020, Meiwu Shenzhen, together with two individuals, Guoming Huang (“Huang”) and Yafang Liu (“Liu”), established a new Shanghai subsidiary, Wude Agricultural Technology (Shanghai) Co., Ltd (“Wude Shanghai”). Wude’s registered capital is RMB 20 million (approximately, $3.1 million) and its equity interests are divided among Meiwu Shenzhen (51%), Liu (25%) and Huang (24%). Meiwu Shenzhen transferred the 51% ownership interest to Huang and Liu on December 15, 2020 and repurchased the 51% ownership interest on January 28, 2021.

On October 20, 2020, Meiwu Shenzhen entered into an Equity Transfer Agreement to acquire 51% equity interests in a newly-incorporated company, Baode Supply Chain (Shenzhen) Co., Ltd (“Baode”). Baode’s registered capital is RMB 5 million (approximately $781,466) and its equity interest is divided among Meiwu Shenzhen (51%), Shiliang Ma (30%) and Yongqiang He (19%). Meiwu Shenzhen transferred the 100% ownership interest to Yafang Liu on December 15, 2020 and repurchased the ownership interest on January 19, 2021. Baode’s registered capital was increased to RMB 30 million (approximately $4.6 million) on April 29, 2021.

On November 4, 2020, Meiwu Shenzhen incorporated a wholly-owned subsidiary, Wunong Technology (Liaoning) Co., Ltd (“Wunong Liaoning”). Wunong Liaoning’s registered capital is RMB 8.88 million (approximately US$1.4 million). Meiwu Shenzhen transferred the 100% ownership interest to Ze Yu on December 11, 2020 and repurchased the ownership interest on January 27, 2021. Wunong Liaoning was stopped business on December 26, 2022.

On December 10, 2020, Meiwu Shenzhen incorporated a wholly-owned subsidiary, Wunong Technology (Shaanxi) Co., Ltd (“Wunong Shaanxi”). Wunong Shaanxi’s registered capital is RMB 8.8 million (approximately $1.3 million). Meiwu Shenzhen transferred the 100% ownership interest to Haiyan Qin on December 14, 2020 and repurchased the ownership interest on January 26, 2021.

On December 17, 2020, the Company completed the initial public offering (“IPO”) of 5,000,000 Ordinary Shares at a price of $5.00 per share to the public for a total of US$25,000,000 of gross proceeds. In addition, the underwriters purchased 999,910 ordinary shares from a selling shareholder for $4,999,550 for a total of US$29,999,550 in total gross proceeds from the offering. The Company’s ordinary shares began trading on the Nasdaq Capital Market on December 15, 2020 under the symbol “WNW”.

On November 23, 2021, the Company entered into a Stock Purchase Agreement (“SPA”) with Boxinrui International Holdings Limited (the “Anxin BVI”) to acquire Beijing Anxin Jieda Logistics Co., Ltd. (“Anxin”). As of March 11, 2022, Anxin BVI failed to deliver the audited financial statements of Anxin for the year ended December 31, 2020 and 2019. The parties entered into a termination agreement, (the “Termination Agreement”) pursuant to terminate the transaction.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS BACKGROUND (CONTINUED)

On December 28, 2021, Meiwu Shenzhen sold the 51% equity interests of Baode Supply Chain (Shenzhen) Co., Ltd to Mr. Shiliang Ma, who held 30% ownership of Baode with the amount of RMB 200,000 (approximately $31,405). Upon the consummation of the sale of 51% equity shares in Baode, Meiwu Shenzhen ceased to hold shares in Baode and Baode was no longer a majority controlled subsidiary of Meiwu Shenzhen.

On March 31, 2022, the Company entered into a Stock Purchase Agreement (“SPA”) with Magnum International Holdings Limited (the “Yundian BVI”) to acquire Dalian Yundian Zhiteng Technology Company Limited (“Yundian”). Upon the closing, the Company shall deliver to the Yundian BVI total consideration of US$8.1 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.9 per share, for a total of 9,000,000 Ordinary Shares (“Share Consideration”) provided. The closing of the Yundian SPA occurred on April 19, 2022.

On May 12, 2022, Meiwu Shenzhen, together with Shenzhen Heme Enterprise Consulting Partnership (limited partnership) (“Heme Consulting”), established a new Shenzhen subsidiary, Heme Brand Chain Management (Shenzhen) Co., Ltd. (“Heme Shenzhen”). Heme Shenzhen’s registered capital is RMB 10 million (approximately, $1.5 million) and its equity interests are divided among Meiwu Shenzhen (51%) and Heme Consulting (49%).

On June 23, 2022, the Company entered into a Stock Purchase Agreement (“SPA”) with Mahaotiaodong Information Technology Company Limited (the “Mahao BVI”) to acquire Code Beating (Xiamen) Technology Company Limited (“Code Beating”). Upon the closing, the Company shall deliver to the Mahao BVI total consideration of US$6 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.6 per share, for a total of 10,000,000 Ordinary Shares (“Share Consideration”) provided. The closing of the Mahao SPA occurred on June 23, 2022.

On July 22, 2022, Heme Shenzhen established a new Shenzhen subsidiary, Heme Catering Management (Shenzhen) Co., Ltd (“Heme Catering”). Heme Catering’s registered capital is RMB 10 million (approximately, $1.5 million) and its equity interests are wholly-owned by Heme Shenzhen.

On October 31, 2022, the Company changed the name from “Wunong Technology (Shenzhen) Co,. Ltd” to Meiwu Zhishi Technology (Shenzhen) Co,. Ltd.

On December 12, 2022, the Company entered into a Stock Purchase Agreement (“SPA”) with Xinfuxin International Holdings Limited (the “Yuanxing BVI”) to acquire Hunan Yuanxing Chanrong Technology Co., Ltd (“Yuanxing”). Upon the closing, the Company shall deliver to the Yuanxing BVI total consideration of US$9.6 million to be paid in ordinary shares, no par value (“Ordinary Shares”), of the Company, at a price of US$0.8 per share, for a total of 12,000,000 Ordinary Shares (“Share Consideration”). The closing of the Yuanxing SPA occurred on December 23, 2022.

On May 4, 2023, the VIE, Meiwu Shenzhen, together with an individual, Kun Xu (“Kun”) and an entity, Xi ‘an Senli Huinong Agricultural Technology Co. LTD (“Senli Huinong”), established a new subsidiary in Shenzhen, China, Shenzhen Jiayuan Liquor Sales Co., Ltd (“Jiayuan Liquor”). Jiayuan Liquor’s registered capital is RMB 1.8 million (approximately, $252,180) and its equity interests are divided among Meiwu Shenzhen (70%), Kun (21%) and Senli Huinon (9%). Jiayuan Liquor’s domiciled address is 1603, Building C, Shenye Century Industrial Center, No. 743, Zhoushi Road, Hezhou Community, Hangcheng Street, Baoan District, Shenzhen.

On September 3, 2024, Shenzhen Vande Technology Co., Limited (“Vande”) a limited company organized under the laws of Hong Kong and a wholly owned subsidiary of Meiwu Technology Company Limited, a British Virgin Islands company (the “Company”), incorporated a limited liability company under the laws of People’s Republic of China with the name of Xiamen Chunshang Health Technology Co., Ltd. (the “Xiamen Chunshang”). As previously disclosed, the Company was planning to implement a strategic transition in its business to expand into the sales of functional skincare products.

On December 10, 2024, Guogangtong Trading (Shenzhen) Co., Ltd. (“WFOE”), the wholly owned subsidiary of Vande entered into an agreement (the “Termination Agreement”) with Meiwu Zhishi Technology (Shenzhen) Co., Ltd. (“Meiwu Zhishi” or “former VIE”), former VIE’s shareholders to terminate of a series of contractual arrangements (“former VIE Agreements”) by and among the former VIE, the WFOE, and shareholders of the former VIE.

On December 24, 2024, the Company, Magnum International Holdings Limited, a British Virgin Islands company with limited liabilities and a wholly owned subsidiary of the Company (“Magnum”) and an individual that is not affiliated with the Company or any of its directors or officers (the “Purchaser”) entered into a certain share transfer agreement (“Magnum Disposition Agreement”). Pursuant to the Magnum Disposition Agreement, the Purchaser agreed to purchase all the equity interests of Magnum for $10. On 2024, the transaction contemplated therein (the “Magnum Disposition”) was closed, and the Purchaser became the sole shareholder of Magnum and as a result, assume all assets and liabilities of Magnum and subsidiaries owned or controlled by Magnum.

On December 24, 2024, the Company, Xinfuxin International Holdings Limited, a British Virgin Islands company with limited liabilities and a wholly owned subsidiary of the Company (“Xinfuxin”) and the same Purchaser entered into a certain share transfer agreement (“Xinfuxin Disposition Agreement”, collectively with the Termination Agreement and Magnum Disposition Agreement, the “Agreements”). Pursuant to the Xinfuxin Disposition Agreement, the Purchaser agreed to purchase all the equity interests of Xinfuxin for $10. On December 31, 2024, the transaction contemplated therein (the “Xinfuxin Disposition”) was closed, and the Purchaser became the sole shareholder of Xinfuxin and as a result, assume all assets and liabilities of Xinfuxin and subsidiaries owned or controlled by Xinfuxin.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS BACKGROUND (CONTINUED)

As of December 31, 2024, details of the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities

Meiwu Technology Company Limited (“Meiwu” or the “Company”, formerly known as Wunong Net Technology Company Limited)	December 4, 2018	British Virgin Islands	Parent	Holding Company

Shenzhen Vande Technology Co., Limited (“Vande”)	April 6, 2017	Hong Kong	100	Holding Company

Mahaotiaodong Information Technology Company Limited (“Mahao BVI”)	December 29, 2021	British Virgin Islands	100	Holding Company

Xiamen Chunshang Health Technology Co., Ltd (“Xiamen Chunshang”)	September 3, 2024	Xiamen, China	100% owned by Vande	Holding Company

Guo Gang Tong Trade (Shenzhen) Co., Ltd (“WFOE”)	December 28, 2018	Shenzhen, China	100% owned by Vande	Holding Company

DELIMOND Limited (“DELIMOND”)	January 3, 2019	Hong Kong	100% owned by Mahao BVI	Holding Company

Code Beating (Xiamen) Technology Company Limited (“Code Beating”)	May 21, 2020	Xiamen, China	100% owned by DELIMOND	Short messages service

Xiamen Chunshang Health Technology Co., Ltd (“Xiamen Chunshang”)	September 3, 2024	Xiamen, China	100% owned by Vande	Skin care products Selling

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS